Personnel and related taxes - Summary of Personnel and Related Taxes (Parenthetical) (Detail) - USD ($) $ in Thousands	2 Months Ended
	Feb. 28, 2021	Mar. 31, 2020
Disclosure of Personnel and related taxes [Abstract]
Payment of Employee profit sharing	$ 10,239	$ 11,450